Basis of Presentation	9 Months Ended
Mar. 26, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

2.    Basis of Presentation

The consolidated financial statements have been prepared by the Company, without audit, with the exception of the June 27, 2015 consolidated balance sheet, which was derived from the audited consolidated financial statements included in the Company’s Registration Statement on Form S-1 (File No. 333-198654), as amended (the “Registration Statement”). The financial statements include consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of shareholders’ equity, and consolidated statements of cash flows. In the opinion of management, all adjustments, which consist of normal recurring adjustments, except as otherwise disclosed, necessary to present fairly the financial position, results of operations, comprehensive income, shareholders’ equity, and cash flows for all periods presented have been made.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates used by management are related to the accounting for the allowance for doubtful accounts, reserve for inventories, impairment testing of goodwill and other intangible assets, acquisition accounting, reserves for claims and recoveries under insurance programs, vendor rebates and other promotional incentives, bonus accruals, depreciation, amortization, determination of useful lives of tangible and intangible assets, and income taxes. Actual results could differ from these estimates.

The results of operations are not necessarily indicative of the results to be expected for the full fiscal year. Therefore these financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Registration Statement. Certain footnote disclosures included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to applicable rules and regulations for interim financial statements.